Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class A
Trading Symbol	BERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.20%
[1]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,127,820
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 18,579
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
[2]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class C
Trading Symbol	BERBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	1.95%
[3]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,127,820
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 18,579
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
[4]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class I
Trading Symbol	BERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.90%
[5]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,127,820
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 18,579
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
[6]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class R-6
Trading Symbol	BERDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$40	0.80%
[7]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,127,820
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 18,579
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
[8]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.26%
[9]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 64,942,620
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
[10]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	2.00%
[11]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.00%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 64,942,620
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
[12]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CWSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.96%
[13]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 64,942,620
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
[14]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	CWSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$42	0.86%
[15]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 64,942,620
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
[16]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class A
Trading Symbol	CWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.35%
[17]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 58,638,248
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 201,176
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
[18]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class C
Trading Symbol	CWSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	2.10%
[19]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.10%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 58,638,248
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 201,176
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
[20]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class I
Trading Symbol	CWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	1.05%
[21]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 58,638,248
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 201,176
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
[22]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class R-6
Trading Symbol	CWSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$45	0.95%
[23]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 58,638,248
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 201,176
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
[24]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class A
Trading Symbol	HRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	1.00%
[25]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 520,327,972
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,161,219
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
[26]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HRCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$90	1.75%
[27]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 520,327,972
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,161,219
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
[28]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class I
Trading Symbol	HRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.71%
[29]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 520,327,972
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,161,219
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
[30]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class R-6
Trading Symbol	HRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$32	0.62%
[31]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 520,327,972
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,161,219
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
[32]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class A
Trading Symbol	EISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.24%
[33]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 685,890,380
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 1,992,971
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
[34]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class C
Trading Symbol	EISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$105	1.95%
[35]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 685,890,380
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 1,992,971
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
[36]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class I
Trading Symbol	EISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.95%
[37]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 685,890,380
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 1,992,971
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
[38]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class R-6
Trading Symbol	EISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$46	0.85%
[39]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 685,890,380
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 1,992,971
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
[40]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class A
Trading Symbol	HRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	0.98%
[41]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 518,320,326
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,242,710
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
[42]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class C
Trading Symbol	HIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$87	1.71%
[43]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 518,320,326
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,242,710
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
[44]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class I
Trading Symbol	HIGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.72%
[45]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 518,320,326
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,242,710
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
[46]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class R-6
Trading Symbol	HIGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$32	0.64%
[47]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 518,320,326
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,242,710
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
[48]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	HAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$54	1.05%
[49]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,052,804,683
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 14,805,746
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
[50]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	HAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$89	1.74%
[51]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,052,804,683
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 14,805,746
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
[52]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	HAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.75%
[53]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,052,804,683
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 14,805,746
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
[54]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HRAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$34	0.65%
[55]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,052,804,683
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 14,805,746
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
[56]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	1.19%
[57]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 412,529,752
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 1,242,472
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
[58]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.87%
[59]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 412,529,752
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 1,242,472
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
[60]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.88%
[61]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 412,529,752
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 1,242,472
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
[62]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HSRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$39	0.78%
[63]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 412,529,752
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 1,242,472
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
[64]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class A
Trading Symbol	CSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.25%
[65]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,091,860,898
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 10,431,696
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
[66]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class C
Trading Symbol	CSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$102	1.99%
[67]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,091,860,898
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 10,431,696
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
[68]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class I
Trading Symbol	UMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.95%
[69]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,091,860,898
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 10,431,696
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
[70]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class R-6
Trading Symbol	CSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$44	0.85%
[71]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,091,860,898
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 10,431,696
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
[72]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class A
Trading Symbol	CSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.15%
[73]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 213,330,912
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 657,347
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
[74]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class C
Trading Symbol	CSSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.88%
[75]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.88%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 213,330,912
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 657,347
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
[76]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class I
Trading Symbol	UMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.90%
[77]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 213,330,912
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 657,347
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
[78]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class R-6
Trading Symbol	CSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$41	0.84%
[79]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 213,330,912
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 657,347
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
[80]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class A
Trading Symbol	BERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$46	0.91%
[81]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 252,687,942
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 415,210
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
[82]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class C
Trading Symbol	BERHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.52%
[83]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 252,687,942
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 415,210
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
[84]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class I
Trading Symbol	BERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
[85]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 252,687,942
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 415,210
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
[86]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class R-6
Trading Symbol	BERSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$26	0.51%
[87]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 252,687,942
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 415,210
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
[88]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	CWFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$35	0.69%
[89]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 279,220,920
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 320,819
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
[90]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	CWFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$73	1.44%
[91]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 279,220,920
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 320,819
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
[92]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	CWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.49%
[93]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 279,220,920
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 320,819
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
[94]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class R-6
Trading Symbol	CWFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.39%
[95]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 279,220,920
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 320,819
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
[96]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class A
Trading Symbol	CRCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.75%
[97]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,578,993
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 445,976
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%

Holdings [Text Block]

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
[98]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class C
Trading Symbol	CRCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$76	1.50%
[99]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,578,993
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 445,976
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%

Holdings [Text Block]

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
[100]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class I
Trading Symbol	SCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.45%
[101]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,578,993
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 445,976
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%

Holdings [Text Block]

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
[102]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class R-6
Trading Symbol	CRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$18	0.35%
[103]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,578,993
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 445,976
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%

Holdings [Text Block]

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
[104]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SCPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$41	0.80%
[105]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,859,593,469
Holdings Count | $ / shares	295
Advisory Fees Paid, Amount	$ 2,241,992
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
[106]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SCPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$79	1.55%
[107]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,859,593,469
Holdings Count | $ / shares	295
Advisory Fees Paid, Amount	$ 2,241,992
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
[108]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SCPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.50%
[109]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,859,593,469
Holdings Count | $ / shares	295
Advisory Fees Paid, Amount	$ 2,241,992
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
[110]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	SCPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.40%
[111]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,859,593,469
Holdings Count | $ / shares	295
Advisory Fees Paid, Amount	$ 2,241,992
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
[112]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class A
Trading Symbol	SUBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$47	0.91%
[113]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,826,266,719
Holdings Count | $ / shares	278
Advisory Fees Paid, Amount	$ 2,904,401
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
[114]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class C
Trading Symbol	SUBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$85	1.66%
[115]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,826,266,719
Holdings Count | $ / shares	278
Advisory Fees Paid, Amount	$ 2,904,401
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
[116]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	SUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
[117]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,826,266,719
Holdings Count | $ / shares	278
Advisory Fees Paid, Amount	$ 2,904,401
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
[118]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class R-6
Trading Symbol	SUBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$26	0.51%
[119]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,826,266,719
Holdings Count | $ / shares	278
Advisory Fees Paid, Amount	$ 2,904,401
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
[120]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/

[1]
*	Annualized

[2]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[3]
*	Annualized

[4]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[5]
*	Annualized

[6]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[7]
*	Annualized

[8]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[9]
*	Annualized

[10]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[11]
*	Annualized

[12]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[13]
*	Annualized

[14]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[15]
*	Annualized

[16]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[17]
*	Annualized

[18]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[19]
*	Annualized

[20]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[21]
*	Annualized

[22]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[23]
*	Annualized

[24]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[25]
*	Annualized

[26]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[27]
*	Annualized

[28]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[29]
*	Annualized

[30]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[31]
*	Annualized

[32]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[33]
*	Annualized

[34]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[35]
*	Annualized

[36]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[37]
*	Annualized

[38]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[39]
*	Annualized

[40]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[41]
*	Annualized

[42]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[43]
*	Annualized

[44]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[45]
*	Annualized

[46]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[47]
*	Annualized

[48]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[49]
*	Annualized

[50]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[51]
*	Annualized

[52]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[53]
*	Annualized

[54]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[55]
*	Annualized

[56]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[57]
*	Annualized

[58]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[59]
*	Annualized

[60]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[61]
*	Annualized

[62]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[63]
*	Annualized

[64]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[65]
*	Annualized

[66]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[67]
*	Annualized

[68]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[69]
*	Annualized

[70]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[71]
*	Annualized

[72]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[73]
*	Annualized

[74]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[75]
*	Annualized

[76]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[77]
*	Annualized

[78]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[79]
*	Annualized

[80]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[81]
*	Annualized

[82]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[83]
*	Annualized

[84]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[85]
*	Annualized

[86]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[87]
*	Annualized

[88]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[89]
*	Annualized

[90]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[91]
*	Annualized

[92]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[93]
*	Annualized

[94]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[95]
*	Annualized

[96]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[97]
*	Annualized

[98]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[99]
*	Annualized

[100]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[101]
*	Annualized

[102]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[103]
*	Annualized

[104]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[105]
*	Annualized

[106]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[107]
*	Annualized

[108]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[109]
*	Annualized

[110]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[111]
*	Annualized

[112]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[113]
*	Annualized

[114]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[115]
*	Annualized

[116]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[117]
*	Annualized

[118]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[119]
*	Annualized

[120]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.